                                     [LOGO]



                                 Nationwide(R)
                             VA Separate Account-C


                               Semi-Annual Report

                                       to

                                Contract Owners

                                 June 30, 1998







                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO




FHL-474-G (6/98)


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                                     [LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              PRESIDENT'S MESSAGE


We at Nationwide Life and Annuity Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide VA Separate Account-C.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.


                        /s/ Joseph J. Gasper, President

                          Joseph J. Gasper, President
                                August 17, 1998


                                       3

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                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 June 30, 1998
                                  (UNAUDITED)

ASSETS:
     Investments at market value:
         Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
               4,471,489 shares (cost $94,468,360) ....................................        $ 112,547,375
         Fidelity VIP - Overseas Portfolio (FidVIPOv)
               912,511 shares (cost $16,778,052) ......................................           18,815,975
         Nationwide SAT - Money Market Fund (NSATMyMkt)
               8,992,117 shares (cost $8,992,117) .....................................            8,992,117
         Nationwide SAT - Total Return Fund (NSATTotRe)
               3,844,370 shares (cost $56,318,170) ....................................           71,889,728
         One Group - Asset Allocation Fund (OGAstAll)
               5,095,279 shares (cost $66,888,982) ....................................           73,830,586
         One Group - Equity Index Fund (OGEqIx)
               365,078 shares (cost $3,638,806) .......................................            3,676,334
         One Group - Government Bond Fund (OGGvtBd)
               2,838,297 shares (cost $29,290,116) ....................................           30,085,946
         One Group - Growth Opportunities Fund (OGGrOpp)
               4,355,734 shares (cost $59,760,589) ....................................           71,869,614
         One Group - Large Company Growth Fund (OGLgCoGr)
               7,377,708 shares (cost $112,682,043) ...................................          154,931,864
                                                                                               -------------
                    Total investments .................................................          546,639,539

     Accounts receivable ..............................................................               -
                                                                                               -------------
                    Total assets ......................................................          546,639,539
ACCOUNTS PAYABLE ......................................................................               31,001
                                                                                               -------------
CONTRACT OWNERS' EQUITY ...............................................................        $ 546,608,538
                                                                                               =============

                                                                                                        PERIOD
Contract owners' equity represented by:                    UNITS        UNIT VALUE                      RETURN
                                                           -----        ----------                      ------
  Fidelity VIP - Equity-Income Portfolio:
    Tax qualified ..................................      1,900,161    $ 21.159972     $  40,207,354      10%
    Non-tax qualified ..............................      3,418,725      21.159972        72,340,125      10%

  Fidelity VIP - Overseas Portfolio:
    Tax qualified ..................................        366,042      14.642593         5,359,804      15%
    Non-tax qualified ..............................        918,981      14.642593        13,456,265      15%

  Nationwide SAT - Money Market Fund:
    Tax qualified ..................................        244,254      11.615424         2,837,114       2%
    Non-tax qualified ..............................        527,096      11.615424         6,122,444       2%

  Nationwide SAT - Total Return Fund:
    Tax qualified ..................................      1,158,632      21.800224        25,258,437      14%
    Non-tax qualified ..............................      2,139,038      21.800224        46,631,508      14%

  One Group - Asset Allocation Fund:
    Tax qualified ..................................      1,322,703      17.311541        22,898,027      10%
    Non-tax qualified ..............................      2,839,558      17.311541        49,157,125      10%
    Initial Funding by Depositor (note 1a)                   97,500      18.211136         1,775,586      11%

  One Group - Equity Index Fund:
    Tax qualified ..................................         14,278      10.063323           143,684       1%(a)
    Non-tax qualified ..............................        100,503      10.063323         1,011,394       1%(a)
    Initial Funding by Depositor (note 1a) .........        250,000      10.085015         2,521,254       1%(a)

  One Group - Government Bond Fund:
    Tax qualified ..................................        673,319      12.856302         8,656,392       3%
    Non-tax qualified ..............................      1,140,862      12.856302        14,667,266       3%
    Initial Funding by Depositor (note 1a) .........        500,000      13.524621         6,762,311       4%

  One Group - Growth Opportunities Fund:
    Tax qualified ..................................      1,119,908      19.942906        22,334,220      15%
    Non-tax qualified ..............................      2,481,236      19.942906        49,483,056      15%
    Initial Funding by Depositor (note 1a) .........          2,500      20.979544            52,449      16%

  One Group - Large Company Growth Fund:
    Tax qualified ..................................      2,149,887      22.323221        47,992,403      21%
    Non-tax qualified ..............................      4,474,956      22.323221        99,895,432      21%
    Initial Funding by Depositor (note 1a) .........        300,000      23.482961         7,044,888      22%
                                                          =========    ===========     =============
                                                                                       $ 546,608,538
                                                                                       =============


(a) This investment option was not being utilized for the entire period.



See accompanying notes to financial statements.


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



                        NATIONWIDE VA SEPARATE ACCOUNT-C

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                  (UNAUDITED)


                                                                 TOTAL                     FidVIPEI
                                                       ---------------------------   ----------------------
                                                           1998           1997          1998        1997
                                                       -------------  ------------   ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................  $  3,866,028     2,295,560     1,240,121     715,785
  Mortality, expense and administration
    charges (note 2) ................................    (2,864,730)   (1,299,117)     (653,269)   (326,250)
                                                       ------------   -----------   -----------  ----------
    Net investment activity .........................     1,001,298       996,443       586,852     389,535
                                                       ------------   -----------   -----------  ----------

  Proceeds from mutual fund shares sold .............     7,706,235     3,923,094       338,374     275,492
  Cost of mutual fund shares sold ...................    (6,993,992)   (3,712,737)     (208,118)   (217,385)
                                                       ------------   -----------   -----------  ----------
    Realized gain (loss) on investments .............       712,243       210,357       130,256      58,107
  Change in unrealized gain (loss) on investments ...    50,365,763    26,351,454     3,682,917   3,579,447
                                                       ------------   -----------   -----------  ----------
    Net gain (loss) on investments ..................    51,078,006    26,561,811     3,813,173   3,637,554
                                                       ------------   -----------   -----------  ----------
  Reinvested capital gains ..........................     5,282,141     4,156,691     4,413,373   3,598,807
                                                       ------------   -----------   -----------  ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............    57,361,445    31,714,945     8,813,398   7,625,896
                                                       ------------   -----------   -----------  ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................   124,201,523    75,556,088    19,123,204  16,769,365
  Transfers between funds ...........................             -             -       477,763   1,002,643
  Redemptions .......................................   (11,451,269)   (3,438,869)   (2,376,434)   (678,966)
  Annuity benefits ..................................             -             -             -           -
  Annual contract maintenance charge (note 2) .......           (22)          (64)            2         (10)
  Contingent deferred sales charges (note 2) ........      (362,018)     (138,317)      (68,152)    (33,598)
  Adjustments to maintain reserves ..................        (3,591)        1,455        (7,672)        450
                                                       ------------   -----------   -----------  ----------
      Net equity transactions .......................   112,384,623    71,980,293    17,148,711  17,059,884
                                                       ------------   -----------   -----------  ----------

  Net change in contract owners' equity .............   169,746,068   103,695,238    25,962,109  24,685,780
  Contract owners' equity beginning of period .......   376,862,470   168,074,742    86,585,366  39,560,391
                                                       ------------   -----------   -----------  ----------
  Contract owners' equity end of period .............  $546,608,538   271,769,980   112,547,475  64,246,171
                                                       ============   ===========   ===========  ==========

                                                              FidVIPOv                  NSATMyMkt
                                                       ------------------------  ------------------------
                                                          1998          1997        1998          1997
                                                       -----------  -----------  -----------  -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................     294,761       140,536      241,897      175,938
  Mortality, expense and administration
    charges (note 2) ................................    (111,680)      (62,700)     (60,633)     (45,601)
                                                       ----------    ----------    ---------    ---------
    Net investment activity .........................     183,081        77,836      181,264      130,337
                                                       ----------    ----------    ---------    ---------

  Proceeds from mutual fund shares sold .............     667,495       128,851    4,480,433    2,580,714
  Cost of mutual fund shares sold ...................    (544,614)     (113,033)  (4,480,433)  (2,580,714)
                                                       ----------    ----------    ---------    ---------
    Realized gain (loss) on investments .............     122,881        15,818            -            -
  Change in unrealized gain (loss) on investments ...   1,091,836       903,840            -            -
                                                       ----------    ----------    ---------    ---------
    Net gain (loss) on investments ..................   1,214,717       919,658            -            -
                                                       ----------    ----------    ---------    ---------
  Reinvested capital gains ..........................     868,768       557,884            -            -
                                                       ----------    ----------    ---------    ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............   2,266,566     1,555,378      181,264      130,337
                                                       ----------    ----------    ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................   2,251,581     3,122,993    4,155,820    7,120,744
  Transfers between funds ...........................    (335,442)      378,946   (4,065,271)  (3,028,046)
  Redemptions .......................................    (438,719)     (139,766)    (107,990)    (366,855)
  Annuity benefits ..................................           -             -            -            -
  Annual contract maintenance charge (note 2) .......          (7)            -            -            -
  Contingent deferred sales charges (note 2) ........     (20,584)       (5,219)      (4,062)      (3,105)
  Adjustments to maintain reserves ..................          73           113          (52)         940
                                                       ----------    ----------    ---------    ---------
      Net equity transactions .......................   1,456,902     3,357,067      (21,555)   3,723,678
                                                       ----------    ----------    ---------    ---------

  Net change in contract owners' equity .............   3,723,468     4,912,445      159,709    3,854,015
  Contract owners' equity beginning of period .......  15,092,594     7,667,494    8,799,843    5,190,860
                                                       ----------    ----------    ---------    ---------
  Contract owners' equity end of period .............  18,816,062    12,579,939    8,959,552    9,044,875
                                                       ==========    ==========    =========    =========

                        NATIONWIDE VA SEPARATE ACCOUNT-C

   STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                  (UNAUDITED)

                                                              NSATTotRe                     OGAstAll
                                                        -----------------------      ------------------------
                                                           1998         1997            1998         1997
                                                        -----------  ----------      -----------  -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................  $   354,537      267,693          752,290      327,524
  Mortality, expense and administration
    charges (note 2) ...............................     (406,032)    (182,510)        (346,107)    (118,154)
                                                      -----------   ----------       ----------   ----------
    Net investment activity ........................      (51,495)      85,183          406,183      209,370
                                                      -----------   ----------       ----------   ----------

  Proceeds from mutual fund shares sold ............      324,558      306,667          140,532      147,681
  Cost of mutual fund shares sold ..................     (204,058)    (226,951)        (106,420)    (121,964)
                                                      -----------   ----------       ----------   ----------
    Realized gain (loss) on investments ............      120,500       79,716           34,112       25,717
  Change in unrealized gain (loss) on investments ..    7,703,592    4,998,921        4,765,518    2,157,996
                                                      -----------   ----------       ----------   ----------
    Net gain (loss) on investments .................    7,824,092    5,078,637        4,799,630    2,183,713
                                                      -----------   ----------       ----------   ----------
  Reinvested capital gains .........................            -            -                -            -
                                                      -----------   ----------       ----------   ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    7,772,597    5,163,820        5,205,813    2,393,083
                                                      -----------   ----------       ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................   12,502,105   11,173,294       28,099,898    9,675,225
  Transfers between funds ..........................      630,403      325,047        1,100,551      197,790
  Redemptions ......................................   (1,470,832)    (447,425)      (1,359,619)    (288,849)
  Annuity benefits .................................            -            -                -            -
  Annual contract maintenance charge (note 2) ......           (6)           -                2            -
  Contingent deferred sales charges (note 2) .......      (47,528)     (20,066)         (31,017)      (9,013)
  Adjustments to maintain reserves .................         (418)         238           (1,378)          94
                                                      -----------   ----------       ----------   ----------
      Net equity transactions                          11,613,724   11,031,088       27,808,437    9,575,247
                                                      -----------   ----------       ----------   ----------

  Net change in contract owners' equity ............   19,386,321   16,194,908       33,014,250   11,968,330
  Contract owners' equity beginning of period ......   52,503,643   21,475,096       40,816,490   14,299,279
                                                      -----------   ----------       ----------   ----------
  Contract owners' equity end of period ............  $71,889,964   37,670,004       73,830,740   26,267,609
                                                      ===========   ==========       ==========   ==========


                                                            OGEqIx                  OGGvtBd
                                                      ------------------    ----------------------
                                                        1998       1997        1998         1997
                                                      --------    ------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................      4,925      -         707,614     482,056
  Mortality, expense and administration
    charges (note 2) ...............................       (614)     -        (120,937)    (62,632)
                                                      ---------     --      ----------  ----------
    Net investment activity ........................      4,311      -         586,677     419,424
                                                      ---------     --      ----------  ----------

  Proceeds from mutual fund shares sold ............         12      -         970,177     342,283
  Cost of mutual fund shares sold ..................        (12)     -        (955,681)   (342,437)
                                                      ---------     --      ----------  ----------
    Realized gain (loss) on investments ............          -      -          14,496        (154)
  Change in unrealized gain (loss) on investments ..     37,529      -         243,966      (9,125)
                                                      ---------     --      ----------  ----------
    Net gain (loss) on investments .................     37,529      -         258,462      (9,279)
                                                      ---------     --      ----------  ----------
  Reinvested capital gains .........................          -      -               -           -
                                                      ---------     --      ----------  ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     41,840      -         845,139     410,145
                                                      ---------     --      ----------  ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................  3,560,308      -       7,509,330   2,509,534
  Transfers between funds ..........................     75,298      -         252,915     (90,319)
  Redemptions ......................................     (1,111)     -        (901,551)   (239,970)
  Annuity benefits .................................          -      -               -           -
  Annual contract maintenance charge (note 2) ......          -      -               -           -
  Contingent deferred sales charges (note 2) .......          -      -         (14,741)     (7,173)
  Adjustments to maintain reserves .................          1      -           8,918           1
                                                      ---------     --      ----------  ----------
      Net equity transactions                         3,634,496      -       6,854,871   2,172,073
                                                      ---------     --      ----------  ----------

  Net change in contract owners' equity ............  3,676,336      -       7,700,010   2,582,218
  Contract owners' equity beginning of period ......          -      -      22,385,957  14,649,524
                                                      ---------     --      ----------  ----------
  Contract owners' equity end of period ............  3,676,336      -      30,085,967  17,231,742
                                                      =========     ==      ==========  ==========

                        NATIONWIDE VA SEPARATE ACCOUNT-C

   STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

           SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                  (UNAUDITED)

                                                                  OGGrOpp                           OGLgCoGr
                                                        ----------------------------         ---------------------------
                                                            1998           1997                1998             1997
                                                        -------------   ------------         ----------      -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $         -                -           269,883          186,028
  Mortality, expense and administration
    charges (note 2) ..............................       (398,665)        (177,893)         (766,793)        (323,377)
                                                       -----------       ----------       -----------       ----------
    Net investment activity .......................       (398,665)        (177,893)         (496,910)        (137,349)
                                                       -----------       ----------       -----------       ----------

  Proceeds from mutual fund shares sold ...........        280,786          141,406           503,868                -
  Cost of mutual fund shares sold .................       (199,314)        (110,253)         (295,342)               -
                                                       -----------       ----------       -----------       ----------
    Realized gain (loss) on investments ...........         81,472           31,153           208,526                -
  Change in unrealized gain (loss) on investments..      8,592,216        4,353,453        24,248,189       10,366,922
                                                       -----------       ----------       -----------       ----------
    Net gain (loss) on investments ................      8,673,688        4,384,606        24,456,715       10,366,922
                                                       -----------       ----------       -----------       ----------
  Reinvested capital gains ........................              -                -                 -                -
                                                       -----------       ----------       -----------       ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      8,275,023        4,206,713        23,959,805       10,229,573
                                                       -----------       ----------       -----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     13,621,373        7,884,380        33,377,904       17,300,553
  Transfers between funds .........................        515,269          412,642         1,348,514          801,297
  Redemptions .....................................     (1,307,304)        (441,670)       (3,487,709)        (835,368)
  Annuity benefits ................................              -                -                 -                -
  Annual contract maintenance charge (note 2) .....             (7)             (10)               (6)             (44)
  Contingent deferred sales charges (note 2) ......        (53,205)         (23,291)         (122,729)         (36,852)
  Adjustments to maintain reserves ................            113              107            (3,176)            (488)
                                                       -----------       ----------       -----------       ----------
      Net equity transactions .....................     12,776,239        7,832,158        31,112,798       17,229,098
                                                       -----------       ----------       -----------       ----------

  Net change in contract owners' equity ...........     21,051,262       12,038,871        55,072,603       27,458,671
  Contract owners' equity beginning of period .....     50,818,466       22,335,793        99,860,111       42,896,305
                                                       -----------       ----------       -----------       ----------
  Contract owners' equity end of period ...........    $71,869,728       34,374,664       154,932,714       70,354,976
                                                       ===========       ==========       ===========       ==========


See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 1998 and 1997
                                  (UNAUDITED)

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a)      Organization and Nature of Operations

                  Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

                  On August 17, 1994, the Company (Depositor) transferred to the Account 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 2,500 shares of the One Group-Growth Opportunities Fund and 300,000 shares of the One Group-Large Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 2,500 units of the One Group-Growth Opportunities Fund and 300,000 units of the One Group-Large Company Growth Fund. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on August 17, 1994 was $9,000,000.

                  On May 1, 1998, the Company (Depositor) transferred to the Account, 250,000 shares of the One Group-Equity Index Fund, for which the Account was credited with 250,000 units of the foregoing One Group Fund. The value of the units purchased by the Company on May 1, 1998 was $2,500,000.

                  The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.


         (b)      The Contracts

                  Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

                  With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

                      Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                        Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

                      Funds of the Nationwide Separate Account Trust (Nationwide
                      SAT) (managed for a fee by an affiliated investment advisor);
                        Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Total Return Fund (NSATTotRe)

                      Funds of The One Group(R) Investment Trust (One Group);
                        One Group - Asset Allocation Fund (OGAstAll)
                        One Group - Equity Index Fund (OGEqIx)
                        One Group - Government Bond Fund (OGGvtBd)
                        One Group - Growth Opportunities Fund (OGGrOpp)
                        One Group - Large Company Growth Fund (OGLgCoGr)

                  At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         (c)      Security Valuation, Transactions and Related Investment Income

                  The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

         (d)      Federal Income Taxes

                  Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

                  The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

         (e)      Use of Estimates in the Preparation of Financial Statements

                  The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)      EXPENSES

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

         The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. Prior to 1997, the Company deducted an annual contract maintenance charge of $30. This charge is no longer assessed. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)      RELATED PARTY TRANSACTIONS

         The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



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
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                             Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220           U.S. Postage
                                                                           P A I D
                                                                        Columbus, Ohio
                                                                        Permit No. 521














Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company
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